Related party transactions, Pool Arrangements (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Pool Arrangements [Abstract]
Revenue distributable and distributed to related parties	[1]	$ 77,107	$ 77,023

[1]	Revisions were made to prior year comparatives as the Group has disclosed revenue distributable/distributed to related parties that were not disclosed previously.